Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Carrying Value of Goodwill	For the years ended December 31, 2022 and 2023, the changes in the carrying value of goodwill by reporting units are as follows:
	Merchandise	Fresh products	Total
	RMB	RMB	RMB

Balance as of January 1, 2022	7,184,549	1,116,904	8,301,453
Additions	11,585,139	-	11,585,139
Decrease due to deconsolidation of Farm Entities	-	(1,116,904)	(1,116,904)

Balance as of December 31, 2022 and January 1, 2023	18,769,688	-	18,769,688
Additions	29,865,098	-	29,865,098
Decrease due to deconsolidation of Mengwei	(1,635,431)	-	(1,635,431)
Impairment for goodwill of Cook SF	(6,592,220)		(6,592,220)

Balance as December 31, 2023	40,407,135	-	40,407,135

Schedule of Impairment for Goodwill	The movement of the impairment for goodwill is as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-

Current period provision	-	-	(6,592,220)

Balance at the end of the year	-	-	(6,592,220)